INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other Income Or Expenses, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products	$ (3,560,703)	$ 174,122	$ (5,536,561)
Reimbursements for exports			615,840
Expenses recovery	336,815	79,274	616,975
Others	693,006	831,496	1,023,526
Total	$ (2,530,882)	$ 1,084,892	$ (3,280,220)